Shareholder Report, Holdings (Details) - Capital Group Dividend Growers ETF	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.67%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.41%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.64%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.58%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.42%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%